UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07686

Western Asset Emerging Markets Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 58.7%
Angola - 0.2%
Republic of Angola, Senior Notes	7.000%	8/16/19	620,000		$620,000	(a)

Argentina - 1.1%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	4,231,000		4,233,767

Brazil - 1.8%
Federative Republic of Brazil, Notes	10.000%	1/1/17	20,125,000	BRL	6,802,565

Chile - 0.6%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	380,000		404,674	(b)
Republic of Chile, Senior Notes	3.875%	8/5/20	1,750,000		1,916,250	(c)

Total Chile					2,320,924

Colombia - 4.6%
Republic of Colombia, Senior Bonds	4.375%	7/12/21	400,000		428,000	(c)
Republic of Colombia, Senior Bonds	4.000%	2/26/24	2,740,000		2,863,300	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	5,781,000		7,948,875	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	760,000		927,200	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	4,076,000		4,830,060	(c)

Total Colombia					16,997,435

Costa Rica - 0.4%
Republic of Costa Rica, Notes	7.000%	4/4/44	1,680,000		1,701,000	(b)

Croatia - 1.7%
Republic of Croatia, Notes	5.500%	4/4/23	2,600,000		2,805,790	(b)
Republic of Croatia, Senior Notes	6.625%	7/14/20	1,360,000		1,528,300	(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	1,740,000		1,877,721	(a)

Total Croatia					6,211,811

Dominican Republic - 0.4%
Dominican Republic, Senior Notes	5.500%	1/27/25	910,000		955,500	(b)
Dominican Republic, Senior Notes	6.850%	1/27/45	390,000		417,300	(b)

Total Dominican Republic					1,372,800

Ecuador - 0.4%
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,474,000		1,389,245	(b)

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	840,000		857,850	(b)

Gabon - 0.3%
Gabonese Republic, Bonds	6.375%	12/12/24	1,320,000		1,268,850	(b)

Ghana - 0.3%
Republic of Ghana, Bonds	8.125%	1/18/26	1,050,000		1,021,650	(b)

Honduras - 0.2%
Republic of Honduras, Senior Notes	7.500%	3/15/24	600,000		633,750	(a)

Hungary - 2.3%
Republic of Hungary, Senior Notes	4.000%	3/25/19	3,510,000		3,685,500
Republic of Hungary, Senior Notes	5.750%	11/22/23	4,076,000		4,738,350

Total Hungary					8,423,850

Indonesia - 7.0%
Republic of Indonesia, Notes	3.750%	4/25/22	10,040,000		10,441,600	(a)(c)
Republic of Indonesia, Notes	5.250%	1/17/42	7,140,000		7,693,350	(b)
Republic of Indonesia, Notes	5.250%	1/17/42	600,000		646,500	(a)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	420,000		476,700	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,105,000		$1,374,344	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,005,000		1,113,038	(b)(c)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	1,595,000		1,589,019	(b)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	2,399,000		2,812,827	(b)

Total Indonesia					26,147,378

Ivory Coast - 0.9%
Republic of Cote D’Ivoire, Bonds	5.375%	7/23/24	2,590,000		2,476,688	(b)
Republic of Cote D’Ivoire, Bonds	6.375%	3/3/28	1,040,000		1,036,100	(b)

Total Ivory Coast					3,512,788

Kenya - 0.6%
Republic of Kenya, Senior Notes	5.875%	6/24/19	1,120,000		1,147,160	(b)
Republic of Kenya, Senior Notes	6.875%	6/24/24	1,020,000		1,084,770	(b)

Total Kenya					2,231,930

Lithuania - 1.2%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	3,920,000		4,684,400	(b)(c)

Mexico - 4.1%
United Mexican States, Bonds	8.000%	6/11/20	63,981,100	MXN	4,860,570	(c)
United Mexican States, Bonds	10.000%	12/5/24	19,610,000	MXN	1,740,841
United Mexican States, Bonds	8.500%	11/18/38	7,225,800	MXN	619,443
United Mexican States, Medium-Term Notes	6.050%	1/11/40	4,000		5,060
United Mexican States, Senior Notes	5.125%	1/15/20	100,000		112,350	(c)
United Mexican States, Senior Notes	3.625%	3/15/22	1,056,000		1,103,520	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	5,460,000		5,828,550	(c)
United Mexican States, Senior Notes	4.750%	3/8/44	806,000		862,309	(c)

Total Mexico					15,132,643

Nigeria - 0.1%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	400,000		387,000	(b)

Pakistan - 0.5%
Republic of Pakistan, Bonds	7.250%	4/15/19	1,740,000		1,779,150	(b)
Republic of Pakistan, Senior Bonds	6.875%	6/1/17	200,000		206,040	(a)

Total Pakistan					1,985,190

Paraguay - 0.7%
Republic of Paraguay, Senior Bonds	4.625%	1/25/23	300,000		314,625	(a)
Republic of Paraguay, Senior Notes	6.100%	8/11/44	2,160,000		2,394,900	(b)

Total Paraguay					2,709,525

Peru - 4.8%
Republic of Peru, Bonds	6.550%	3/14/37	1,620,000		2,158,650	(c)
Republic of Peru, Global Senior Bonds	7.350%	7/21/25	4,300,000		5,885,625
Republic of Peru, Senior Bonds	8.750%	11/21/33	5,705,000		9,099,475	(c)
Republic of Peru, Senior Bonds	5.625%	11/18/50	757,000		935,841	(c)

Total Peru					18,079,591

Philippines - 2.8%
Republic of Philippine, Senior Bonds	6.375%	10/23/34	4,330,000		5,997,050
Republic of Philippine, Senior Bonds	5.000%	1/13/37	2,340,000		2,825,550
Republic of Philippine, Senior Bonds	3.950%	1/20/40	1,400,000		1,482,250

Total Philippines					10,304,850

Poland - 2.6%
Republic of Poland, Senior Notes	5.125%	4/21/21	3,910,000		4,458,534	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	4,670,000		5,323,800	(c)

Total Poland					9,782,334

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Romania - 0.2%
Republic of Romania, Senior Notes	4.875%	1/22/24	530,000	$596,250	(b)

Russia - 4.6%
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	110,000	128,192	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	617,000	886,061	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	11,721,225	12,583,321	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	4,000,000	3,420,000	(b)

Total Russia				17,017,574

Sri Lanka - 1.0%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	3,590,000	3,715,650	(b)

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	290,000	295,075	(b)

Turkey - 9.1%
Republic of Turkey, Notes	6.750%	5/30/40	1,900,000	2,363,125	(c)
Republic of Turkey, Notes	4.875%	4/16/43	500,000	498,035	(c)
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,070,000	1,177,544	(c)
Republic of Turkey, Senior Bonds	5.750%	3/22/24	920,000	1,030,400	(c)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	3,348,000	5,935,334	(c)
Republic of Turkey, Senior Notes	7.500%	7/14/17	100,000	111,685
Republic of Turkey, Senior Notes	6.875%	3/17/36	18,390,000	22,867,045	(c)

Total Turkey				33,983,168

Ukraine - 0.1%
Republic of Ukraine, Senior Notes	6.750%	11/14/17	540,000	235,683	(a)

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	850,000	884,425
Republic of Uruguay, Senior Notes	4.500%	8/14/24	2,500,000	2,706,250

Total Uruguay				3,590,675

Venezuela - 2.5%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	6,817,000	2,556,375	(a)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	815,000	328,038	(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	7,239,000	2,823,210	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.000%	12/1/18	1,920,000	801,600	(a)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	6,400,000	2,432,000	(a)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	933,000	340,545

Total Venezuela				9,281,768

Vietnam - 0.3%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	300,000	342,000	(a)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	620,000	654,100	(b)

Total Vietnam				996,100

TOTAL SOVEREIGN BONDS (Cost - $212,377,813)				218,525,069

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, Senior Secured Notes (Cost - $813,389)	9.000%	1/31/20	5,881,900	MXN	$591,047	(b)(c)

CORPORATE BONDS & NOTES - 47.1%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	500,000		627,680
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	780,000		875,550	(b)

TOTAL CONSUMER DISCRETIONARY					1,503,230

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Bonds	3.000%	11/12/18	430,000		436,048	(a)
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	270,000		290,261	(a)

Total Food & Staples Retailing					726,309

Food Products - 0.8%
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	540,000		526,500	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	1,070,000		967,815	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	810,000		802,710	(b)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	1,430,000		85,800	(a)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	2,920,000		642,400	(b)

Total Food Products					3,025,225

TOTAL CONSUMER STAPLES					3,751,534

ENERGY - 22.5%
Energy Equipment & Services - 1.0%
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	2,020,000		1,646,300	(a)
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	1,620,000		1,320,300	(b)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	1,130,000		824,900	(b)

Total Energy Equipment & Services					3,791,500

Oil, Gas & Consumable Fuels - 21.5%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	1,000,000		1,086,934	(a)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	782,818		860,121	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	960,000		1,134,912	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	310,000		299,119
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	1,110,000		888,000	(b)
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	1,060,000		810,900	(b)(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	632,000		658,461	(b)
KazMunayGas National Co., Notes	7.000%	5/5/20	3,400,000		3,561,928	(a)
KazMunayGas National Co., Senior Notes	9.125%	7/2/18	1,500,000		1,660,125	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,379,000		1,323,840	(a)
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	990,000		982,575	(b)(c)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	4,914,000		3,636,360	(a)(c)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	1,970,000		1,457,800	(b)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	2,050,000		1,481,125	(a)(c)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	2,100,000		1,391,250	(b)(c)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	484,000		505,780	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	234,000		244,530	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	4,176,000	$4,825,994	(c)
Petrobras Global Finance BV, Senior Notes	3.250%	3/17/17	770,000	719,265
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	4,035,000	3,503,550
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	750,000	705,750
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	3,710,000	3,224,732
Petroleos de Venezuela SA, Bonds	6.000%	5/16/24	1,430,000	476,762	(a)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	5,140,000	3,400,624	(a)(c)
Petroleos Mexicanos, Notes	8.000%	5/3/19	130,000	156,780
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	9,100,000	10,032,750
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,640,000	1,672,800
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	235,000	263,470
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,120,000	1,151,360	(b)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	1,740,000	2,061,900	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	5,560,000	6,178,845	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,048,000	1,164,647	(a)
PT Pertamina Persero, Notes	5.250%	5/23/21	2,280,000	2,448,150	(b)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	830,000	869,425	(b)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,100,000	1,114,014	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,920,000	1,913,280	(b)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,149,000	2,584,280	(a)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	2,220,000	2,365,097	(b)(c)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	1,140,000	1,141,562	(a)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	187,000	181,858	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	550,000	597,824	(a)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	3,170,000	3,451,987	(b)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,870,000	1,867,662	(b)(c)

Total Oil, Gas & Consumable Fuels				80,058,128

TOTAL ENERGY				83,849,628

FINANCIALS - 0.7%
Banks - 0.2%
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	330,000	336,930	(b)(d)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	520,000	529,245

Total Banks				866,175

Real Estate Management & Development - 0.5%
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	800,000	828,000	(a)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	900,000	931,774	(a)

Total Real Estate Management & Development				1,759,774

TOTAL FINANCIALS				2,625,949

INDUSTRIALS - 2.4%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	900,000	848,250	(b)(c)

Construction & Engineering - 1.3%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	450,000	447,884	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	3,118,000	2,142,689	(b)(c)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	2,419,000	1,929,152	(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	360,900	280,167	(b)

Total Construction & Engineering				4,799,892

Industrial Conglomerates - 0.7%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	290,000	311,750	(b)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	300,000	333,750	(b)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	1,765,000	1,894,667	(b)(c)

Total Industrial Conglomerates				2,540,167

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.2%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	750,000	$803,483	(b)(c)

TOTAL INDUSTRIALS				8,991,792

MATERIALS - 11.7%
Chemicals - 2.8%
Alpek SA de CV, Senior Notes	4.500%	11/20/22	1,990,000	2,069,600	(b)(c)
Braskem Finance Ltd., Senior Notes	7.000%	5/7/20	128,000	133,760	(a)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	3,750,000	3,774,375	(a)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	930,000	1,000,215	(b)(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	1,670,000	1,703,400	(b)(c)
OCP SA, Senior Notes	5.625%	4/25/24	1,650,000	1,791,488	(b)

Total Chemicals				10,472,838

Construction Materials - 1.0%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	890,000	862,410	(b)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	250,000	242,250	(a)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	890,000	937,837	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	990,000	999,034	(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	750,000	596,250	(b)

Total Construction Materials				3,637,781

Metals & Mining - 6.7%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	829,000	916,998
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	1,190,000	1,236,486	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	1,970,000	2,085,607	(b)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	671,000	669,037	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	650,000	648,098	(b)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,020,000	957,525	(b)(c)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	998,000	936,873	(a)(c)
Evraz Group SA, Notes	9.500%	4/24/18	810,000	789,750	(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	1,180,000	1,150,500	(a)
Samarco Mineracao SA, Senior Notes	4.125%	11/1/22	2,150,000	2,007,562	(b)(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	1,200,000	1,109,100	(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	800,000	869,664
Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000	113,759
Southern Copper Corp., Senior Notes	6.750%	4/16/40	3,160,000	3,357,500	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	700,000	636,076
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	540,000	492,318	(b)
Vale Overseas Ltd., Notes	8.250%	1/17/34	1,476,000	1,666,593	(c)
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,349,000	1,349,675	(c)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	1,630,000	1,621,850	(b)(c)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	360,000	362,700	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	1,420,000	1,299,300	(b)(c)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	750,000	686,250	(a)

Total Metals & Mining				24,963,221

Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	352,000	415,920
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	625,000	662,994	(c)
Inversiones CMPC SA, Notes	4.750%	1/19/18	1,020,000	1,075,946	(b)(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	690,000	709,576	(b)(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	790,000	821,928	(b)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	640,000	625,248	(b)

Total Paper & Forest Products				4,311,612

TOTAL MATERIALS				43,385,452

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.0%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	4,779,000	$4,240,885	(b)(c)
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	330,000	292,842	(a)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	950,000	1,055,991	(b)
Empresa Nacional de Telecomunicaciones S.A., Senior Notes	4.875%	10/30/24	950,000	994,878	(b)(c)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	910,000	1,001,000	(b)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	1,260,000	1,149,750	(b)(c)
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	1,240,000	1,246,975	(b)(c)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	880,000	891,440	(b)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	262,000	269,328	(a)

Total Diversified Telecommunication Services				11,143,089

Wireless Telecommunication Services - 2.0%
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	1,270,000	1,338,263	(b)
VimpelCom Holdings BV, Senior Notes	6.255%	3/1/17	1,110,000	1,064,268	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	650,000	576,719	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	5,250,000	4,274,329	(a)

Total Wireless Telecommunication Services				7,253,579

TOTAL TELECOMMUNICATION SERVICES				18,396,668

UTILITIES - 3.4%
Electric Utilities - 1.0%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	780,000	822,510	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,970,000	2,322,138	(a)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	750,000	754,643	(b)(c)

Total Electric Utilities				3,899,291

Gas Utilities - 1.2%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	860,000	929,875	(b)(c)
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	1,110,000	1,137,750	(b)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	350,000	349,563	(a)
Transportadora de Gas del Sur SA, Senior Notes	9.625%	5/14/20	637,500	637,500	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	1,270,000	1,368,044	(b)(c)

Total Gas Utilities				4,422,732

Independent Power and Renewable Electricity Producers - 0.9%
AES Gener SA, Notes	5.250%	8/15/21	1,000,000	1,077,976	(b)(c)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	500,000	527,131
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	1,730,000	1,732,164	(b)

Total Independent Power and Renewable Electricity Producers				3,337,271

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	870,000	$1,033,125	(b)(c)

TOTAL UTILITIES				12,692,419

TOTAL CORPORATE BONDS & NOTES (Cost - $185,661,956)				175,196,672

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $356,500)		4/15/20	11,500	122,187

TOTAL INVESTMENTS - 106.0% (Cost - $399,209,658#)				394,434,975
Liabilities in Excess of Other Assets - (6.0)%				(22,339,799)

TOTAL NET ASSETS - 100.0%				$372,095,176

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund, under normal conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$218,525,069	—	$218,525,069
Convertible bonds & notes	—	591,047	—	591,047
Corporate bonds & notes	—	175,196,672	—	175,196,672
Warrants	—	122,187	—	122,187

Total investments	—	$394,434,975	—	$394,434,975

Other financial instruments:
Forward foreign currency contracts	—	$586,603	—	$586,603

Total	—	$395,021,578	—	$395,021,578

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,389,628
Gross unrealized depreciation	(36,164,311)

Net unrealized depreciation	$(4,774,683)

At February 28, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	4,085,106	MXN	60,000,000	Barclays Bank PLC	3/13/15	$68,473
USD	7,953,318	BRL	21,262,401	Citibank, N.A.	3/13/15	488,214
INR	229,867,701	SGD	4,952,978	Deutsche Bank AG	5/15/15	29,916

Total						$586,603

Abbreviations used in this table

BRL	— Brazilian Real
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015